Disclosure of liquidity risk (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Financial And Capital Risk Management Disclosure Of Liquidity Risk 1	$ 1,082,840
Financial And Capital Risk Management Disclosure Of Liquidity Risk 2	1,082,840
Financial And Capital Risk Management Disclosure Of Liquidity Risk 3	1,082,840
Financial And Capital Risk Management Disclosure Of Liquidity Risk 4	0
Financial And Capital Risk Management Disclosure Of Liquidity Risk 5	0
Financial And Capital Risk Management Disclosure Of Liquidity Risk 6	$ 0